Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 25, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
In accordance with the SEC’s PVP rules, the following table sets forth the compensation for the principal executive officer (“PEO”) and the average compensation for the other NEOs, both as reported in the 2025 Summary Compensation Table (“SCT”) above in this Proxy Statement and with certain adjustments to reflect the CAP to such individuals, for each of 2025, 2024, 2023, 2022, and 2021. The table also provides information on the Company cumulative TSR, the cumulative TSR of the Company’s peer group, GAAP Net Income and Adjusted EBITDA.

Year(1)	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO(2)(3)(4)		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($M)(6)	Adjusted EBITDA (SM)(7)
	Shavel	Stephenson	Shavel	Stephenson			Verisk TSR (f)	Peer Group TSR (5) (g)
(a)	(b)	(b)	(c)	(c)	(d)	(e)			(h)	(i)

2025	$13,540,847	N/A	$6,493,547	N/A	$3,275,092	$1,086,690	$111.27	$130.80	$908	$1,727

2024	$12,074,727	N/A	$21,282,096	N/A	$3,163,867	$4,834,504	$136.07	$138.91	$958	$1,576

2023	$10,366,566	N/A	$21,717,026	N/A	$3,090,834	$5,238,100	$117.30	$121.50	$614	$1,433

2022	$9,497,341	$11,539,051	$6,732,273	($6,332,839)	$4,134,272	$2,547,625	$86.10	$92.96	$954	$1,285

2021	N/A	$12,796,321	N/A	$16,416,053	$3,207,448	$3,917,525	$110.85	$117.32	$666	$1,248

1)
Scott G. Stephenson was the PEO in 2021 and from January 1, 2022 through his retirement on May 25, 2022. Beginning on May 25, 2022, Lee M. Shavel was the PEO. For 2025, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Sunita Holzer. For 2024, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Sunita Holzer. For 2023, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Sunita Holzer. For 2022, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare. For 2021, the
non-PEO
NEOs included Lee M. Shavel, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare.

(2)
SEC rules require certain adjustments be made to the amounts reported in the Summary Compens ation
Table to determine CAP, as reported in the PVP table above. The following tables detail the applicable adjustments that were made to determine CAP by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table and does not reflect the actual amounts of compensation earned by or paid to such NEOs during the applicable year.

PEO SCT Total to CAP Reconciliation	2025		2024	2023	2022		2021
	Shavel		Shavel	Shavel	Stephenson	Shavel	Stephenson

Summary Compensation Table Total	$13,540,847		$12,074,727	$10,366,566	$11,539,051	$9,497,341	$12,796,321

Deduction for SCT “Stock Awards” column value	($8,800,086	) ($	7,600,135)	($5,919,999)	($8,400,001)	($6,420,689)	($7,875,006)

Deduction for SCT “Option Awards” column value	($2,199,881	) ($	1,899,792)	($1,480,011)	($2,100,016)	($1,105,324)	($2,625,006)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0		$0	$0	$0	$0	($98,355)

Total Deductions from SCT	($10,999,967	) ($	9,499,927)	($7,400,010)	($10,500,017)	($7,526,013)	($10,598,367)

Increase for service cost and prior service cost for pension plans	$0		$0	$0	$0	$0	$0

Increase for year-end fair value of unvested equity granted during the year	$6,991,830		$12,058,835	$11,356,589	$2,686,913	$7,539,174	$14,021,396

Increase /(deduction) for change in fair value of unvested equity granted in prior years	($5,694,024)		$5,516,920	$6,371,264	($3,245,127)	($1,743,448)	$2,539,694

Increase for vesting date fair value of equity granted and vested during the year	$0		$0	$0	$1,751,269	$0	$0

Increase /(deduction) for change in fair value of vested equity granted in prior years	$2,654,861		$1,131,542	$1,022,617	($8,564,927)	($1,034,781)	($2,342,991)

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0		$0	$0	$0	$0	$0

Total Adjustments	$3,952,667		$18,707,296	$18,750,470	($7,371,873)	$4,760,945	$14,218,099

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$6,493,547		$21,282,096	$21,717,026	($6,332,839)	$6,732,273	$16,416,053

Pay Versus Performance

Average Non-PEO NEO SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021

Summary Compensation Table Total	$3,275,092	$3,163,867	$3,090,834	$4,134,272	$3,207,448

Deduction for SCT “Stock Awards” column value	($1,589,919)	($1,534,981)	($1,309,988)	($2,690,771)	($1,520,386)

Deduction for SCT “Option Awards” column value	($397,587)	($383,749)	($327,511)	($297,717)	($425,107)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	($982)	($2,677)	$0	$0	($58,174)

Total Deductions from SCT	($1,988,487)	($1,921,406)	($1,637,499)	($2,988,488)	($2,003,667)

Increase for service cost and prior service cost for pension plans	$0	$0	$0	$0	$0

Increase for year-end fair value of unvested equity granted during the year	$1,263,259	$2,435,580	$2,513,010	$2,821,246	$2,587,735

Increase /(deduction) for change in fair value of unvested equity granted in prior years	($1,166,605)	$608,136	$947,600	($835,414)	$551,657

Increase for vesting date fair value of equity granted and vested during the year	$0	$0	$0	$0	$0

Increase /(deduction) for change in fair value of vested equity granted in prior years	($296,569)	$548,328	$324,155	($583,991)	($425,648)

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0	$0	$0

Total Adjustments	($199,915)	$3,592,043	$3,784,765	$1,401,841	$2,713,744

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$1,086,690	$4,834,504	$5,238,100	$2,547,625	$3,917,525

(3)
The fair value of PSUs reporting for CAP purposes in columns (c) and (e) assumes estimated performance results as of the end of each fiscal year for internal metrics (i.e., EBITDA & ROIC) and Monte Carlo simulation valuation model for market metrics (i.e., TSR vs. performance peer group), in accordance with FASB ASC 718. PSUs will ultimately vest based on measured performance through the end of the three-year performance period for the relevant metrics.

(4)
The fair value of stock option awards reporting for CAP purposes in columns (c) and (e) was determined using the Black-Scholes option pricing model using materially the same assumptions as disclosed at the initial grant.

(5)
Reflects the total shareholder return indexed to $100 per share for the sixteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form
10-K
for the year ended December 31, 2025. Two companies (FactSet and Guidewire) were added to the peer group from the 2024 Pay versus Performance disclosure. One company in the peer group from the 2023 Pay versus Performance disclosure (Black Knight) is no longer publicly traded and was replaced in the 2024 peer group. Two companies in the peer group from the 2022 Pay versus Performance disclosure (CoreLogic and IHS Markit) are no longer publicly traded and were replaced in the 2023 peer group. The comparable cumulative total shareholder return for the most recent prior peer groups for the periods starting on January 1, 2021 and ending on December 31 st
of the following years would be: 2021 ($117.18), 2022 ($93.17), 2023 ($121.63), 2024 ($138.78), and 2025 ($131.21).

(6)	Reflects “Net Income” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.
(7)
Reflects the Adjusted EBITDA amounts for each applicable year as set forth in our earnings release filed as an exhibit in our Current Report on Form
8-K
for each of the applicable years. In 2023, 2024 and 2025, our Talent Management and Compensation Committee used Adjusted EBITDA on an absolute dollar basis, and in years 2021 and 2022 used Adjusted EBITDA year-over-year percentage growth rates, to determine our NEOs STI outcomes. EBITDA represents GAAP Net Income from continuing operations adjusted for (i) depreciation and amortization of fixed assets; (ii) amortization of intangible assets; (iii) interest expense; and (iv) provision for income taxes. Adjusted EBITDA represents EBITDA adjusted for acquisition-related costs (earn-outs), gain/loss from dispositions (which includes businesses held for sale), and nonrecurring gain/loss. Adjusted EBITDA was subject to further normalization by our Talent Management and Compensation Committee in 2023, 2024 and 2025 to eliminate the financial impact of certain items, including, among others, contributions from acquisitions not included in the Company’s budget, the timing of the divestitures, and the impact of foreign currency exchange rate changes.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	For 2025, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Sunita Holzer. For 2024, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Sunita Holzer. For 2023, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Sunita Holzer. For 2022, the
non-PEO
NEOs included Elizabeth D. Mann, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare. For 2021, the
non-PEO
			NEOs included Lee M. Shavel, Nick Daffan, Kathy Card Beckles and Mark V. Anquillare.
Peer Group Issuers, Footnote	Reflects the total shareholder return indexed to $100 per share for the sixteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form
10-K
			for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the amounts reported in the Summary Compens ation
Table to determine CAP, as reported in the PVP table above. The following tables detail the applicable adjustments that were made to determine CAP by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table and does not reflect the actual amounts of compensation earned by or paid to such NEOs during the applicable year.

PEO SCT Total to CAP Reconciliation	2025		2024	2023	2022		2021
	Shavel		Shavel	Shavel	Stephenson	Shavel	Stephenson

Summary Compensation Table Total	$13,540,847		$12,074,727	$10,366,566	$11,539,051	$9,497,341	$12,796,321

Deduction for SCT “Stock Awards” column value	($8,800,086	) ($	7,600,135)	($5,919,999)	($8,400,001)	($6,420,689)	($7,875,006)

Deduction for SCT “Option Awards” column value	($2,199,881	) ($	1,899,792)	($1,480,011)	($2,100,016)	($1,105,324)	($2,625,006)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0		$0	$0	$0	$0	($98,355)

Total Deductions from SCT	($10,999,967	) ($	9,499,927)	($7,400,010)	($10,500,017)	($7,526,013)	($10,598,367)

Increase for service cost and prior service cost for pension plans	$0		$0	$0	$0	$0	$0

Increase for year-end fair value of unvested equity granted during the year	$6,991,830		$12,058,835	$11,356,589	$2,686,913	$7,539,174	$14,021,396

Increase /(deduction) for change in fair value of unvested equity granted in prior years	($5,694,024)		$5,516,920	$6,371,264	($3,245,127)	($1,743,448)	$2,539,694

Increase for vesting date fair value of equity granted and vested during the year	$0		$0	$0	$1,751,269	$0	$0

Increase /(deduction) for change in fair value of vested equity granted in prior years	$2,654,861		$1,131,542	$1,022,617	($8,564,927)	($1,034,781)	($2,342,991)

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0		$0	$0	$0	$0	$0

Total Adjustments	$3,952,667		$18,707,296	$18,750,470	($7,371,873)	$4,760,945	$14,218,099

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$6,493,547		$21,282,096	$21,717,026	($6,332,839)	$6,732,273	$16,416,053

Pay Versus Performance

Average Non-PEO NEO SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021

Summary Compensation Table Total	$3,275,092	$3,163,867	$3,090,834	$4,134,272	$3,207,448

Deduction for SCT “Stock Awards” column value	($1,589,919)	($1,534,981)	($1,309,988)	($2,690,771)	($1,520,386)

Deduction for SCT “Option Awards” column value	($397,587)	($383,749)	($327,511)	($297,717)	($425,107)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	($982)	($2,677)	$0	$0	($58,174)

Total Deductions from SCT	($1,988,487)	($1,921,406)	($1,637,499)	($2,988,488)	($2,003,667)

Increase for service cost and prior service cost for pension plans	$0	$0	$0	$0	$0

Increase for year-end fair value of unvested equity granted during the year	$1,263,259	$2,435,580	$2,513,010	$2,821,246	$2,587,735

Increase /(deduction) for change in fair value of unvested equity granted in prior years	($1,166,605)	$608,136	$947,600	($835,414)	$551,657

Increase for vesting date fair value of equity granted and vested during the year	$0	$0	$0	$0	$0

Increase /(deduction) for change in fair value of vested equity granted in prior years	($296,569)	$548,328	$324,155	($583,991)	($425,648)

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0	$0	$0

Total Adjustments	($199,915)	$3,592,043	$3,784,765	$1,401,841	$2,713,744

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$1,086,690	$4,834,504	$5,238,100	$2,547,625	$3,917,525

Non-PEO NEO Average Total Compensation Amount			$ 3,275,092	$ 3,163,867	$ 3,090,834	$ 4,134,272	$ 3,207,448
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,086,690	4,834,504	5,238,100	2,547,625	3,917,525
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the amounts reported in the Summary Compens ation
Table to determine CAP, as reported in the PVP table above. The following tables detail the applicable adjustments that were made to determine CAP by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table and does not reflect the actual amounts of compensation earned by or paid to such NEOs during the applicable year.

PEO SCT Total to CAP Reconciliation	2025		2024	2023	2022		2021
	Shavel		Shavel	Shavel	Stephenson	Shavel	Stephenson

Summary Compensation Table Total	$13,540,847		$12,074,727	$10,366,566	$11,539,051	$9,497,341	$12,796,321

Deduction for SCT “Stock Awards” column value	($8,800,086	) ($	7,600,135)	($5,919,999)	($8,400,001)	($6,420,689)	($7,875,006)

Deduction for SCT “Option Awards” column value	($2,199,881	) ($	1,899,792)	($1,480,011)	($2,100,016)	($1,105,324)	($2,625,006)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	$0		$0	$0	$0	$0	($98,355)

Total Deductions from SCT	($10,999,967	) ($	9,499,927)	($7,400,010)	($10,500,017)	($7,526,013)	($10,598,367)

Increase for service cost and prior service cost for pension plans	$0		$0	$0	$0	$0	$0

Increase for year-end fair value of unvested equity granted during the year	$6,991,830		$12,058,835	$11,356,589	$2,686,913	$7,539,174	$14,021,396

Increase /(deduction) for change in fair value of unvested equity granted in prior years	($5,694,024)		$5,516,920	$6,371,264	($3,245,127)	($1,743,448)	$2,539,694

Increase for vesting date fair value of equity granted and vested during the year	$0		$0	$0	$1,751,269	$0	$0

Increase /(deduction) for change in fair value of vested equity granted in prior years	$2,654,861		$1,131,542	$1,022,617	($8,564,927)	($1,034,781)	($2,342,991)

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0		$0	$0	$0	$0	$0

Total Adjustments	$3,952,667		$18,707,296	$18,750,470	($7,371,873)	$4,760,945	$14,218,099

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$6,493,547		$21,282,096	$21,717,026	($6,332,839)	$6,732,273	$16,416,053

Pay Versus Performance

Average Non-PEO NEO SCT Total to CAP Reconciliation	2025	2024	2023	2022	2021

Summary Compensation Table Total	$3,275,092	$3,163,867	$3,090,834	$4,134,272	$3,207,448

Deduction for SCT “Stock Awards” column value	($1,589,919)	($1,534,981)	($1,309,988)	($2,690,771)	($1,520,386)

Deduction for SCT “Option Awards” column value	($397,587)	($383,749)	($327,511)	($297,717)	($425,107)

Deduction for SCT “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column value	($982)	($2,677)	$0	$0	($58,174)

Total Deductions from SCT	($1,988,487)	($1,921,406)	($1,637,499)	($2,988,488)	($2,003,667)

Increase for service cost and prior service cost for pension plans	$0	$0	$0	$0	$0

Increase for year-end fair value of unvested equity granted during the year	$1,263,259	$2,435,580	$2,513,010	$2,821,246	$2,587,735

Increase /(deduction) for change in fair value of unvested equity granted in prior years	($1,166,605)	$608,136	$947,600	($835,414)	$551,657

Increase for vesting date fair value of equity granted and vested during the year	$0	$0	$0	$0	$0

Increase /(deduction) for change in fair value of vested equity granted in prior years	($296,569)	$548,328	$324,155	($583,991)	($425,648)

Increase based on value of dividends not otherwise reflected in fair value or total compensation	$0	$0	$0	$0	$0

Total Adjustments	($199,915)	$3,592,043	$3,784,765	$1,401,841	$2,713,744

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$1,086,690	$4,834,504	$5,238,100	$2,547,625	$3,917,525

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company TSR, and Comparison of Peer TSR versus Company TSR
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO(s), the average of “Compensation Actually Paid” to our other NEOs, and our Company’s cumulative TSR during the five most recently completed fiscal years, as well as a comparison of the Company’s cumulative TSR over the same period to that of the sixteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form
10-K
for the year ended December 31, 2025.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and GAAP Net Income
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO(s), the average of “Compensation Actually Paid” to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO(s), the average of “Compensation Actually Paid” to our other NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Company TSR, and Comparison of Peer TSR versus Company TSR
The following graph sets forth the relationship between “Compensation Actually Paid” to our PEO(s), the average of “Compensation Actually Paid” to our other NEOs, and our Company’s cumulative TSR during the five most recently completed fiscal years, as well as a comparison of the Company’s cumulative TSR over the same period to that of the sixteen-company peer group we use for executive compensation benchmarking purposes which is also the industry line peer group reported in our Annual Report on Form
10-K
for the year ended December 31, 2025.

Tabular List, Table
Most Important Metrics Used for Linking Pay and Performance
The list below shows, in compliance with PVP regulations, the most important metrics the Company and the Talent Management and Compensation Committee used in the most recent fiscal year to link CAP to Company performance. These measures, along with others, significantly impact compensation outcomes for the NEOs.

Metrics

Adjusted EBITDA

Revenue

Relative TSR

ROIC

Total Shareholder Return Amount			$ 111.27	136.07	117.3	86.1	110.85
Peer Group Total Shareholder Return Amount			130.8	138.91	121.5	92.96	117.32
Net Income (Loss)			$ 908,000,000	$ 958,000,000	$ 614,000,000	$ 954,000,000	$ 666,000,000
Company Selected Measure Amount			1,727,000,000	1,576,000,000	1,433,000,000	1,285,000,000	1,248,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
Scott G. Stephenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 11,539,051	$ 12,796,321
PEO Actually Paid Compensation Amount						(6,332,839)	$ 16,416,053
PEO Name	Scott G. Stephenson						Scott G. Stephenson
Lee M. Shavel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,540,847	$ 12,074,727	$ 10,366,566	9,497,341
PEO Actually Paid Compensation Amount			$ 6,493,547	$ 21,282,096	$ 21,717,026	6,732,273
PEO Name		Lee M. Shavel	Lee M. Shavel	Lee M. Shavel	Lee M. Shavel
PEO | Scott G. Stephenson [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	$ 0
PEO | Scott G. Stephenson [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,371,873)	14,218,099
PEO | Scott G. Stephenson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,686,913	14,021,396
PEO | Scott G. Stephenson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,245,127)	2,539,694
PEO | Scott G. Stephenson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,751,269	0
PEO | Scott G. Stephenson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,564,927)	(2,342,991)
PEO | Scott G. Stephenson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Scott G. Stephenson [Member] | Total Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(10,500,017)	(10,598,367)
PEO | Scott G. Stephenson [Member] | Deduction For SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,400,001)	(7,875,006)
PEO | Scott G. Stephenson [Member] | Deduction For SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,100,016)	(2,625,006)
PEO | Scott G. Stephenson [Member] | Deduction For SCT Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(98,355)
PEO | Lee M. Shavel [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	0
PEO | Lee M. Shavel [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,952,667	18,707,296	18,750,470	4,760,945
PEO | Lee M. Shavel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,991,830	12,058,835	11,356,589	7,539,174
PEO | Lee M. Shavel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,694,024	5,516,920	6,371,264	(1,743,448)
PEO | Lee M. Shavel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Lee M. Shavel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,654,861	1,131,542	1,022,617	(1,034,781)
PEO | Lee M. Shavel [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Lee M. Shavel [Member] | Total Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,999,967)	(9,499,927)	(7,400,010)	(7,526,013)
PEO | Lee M. Shavel [Member] | Deduction For SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,800,086)	(7,600,135)	(5,919,999)	(6,420,689)
PEO | Lee M. Shavel [Member] | Deduction For SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,199,881)	(1,899,792)	(1,480,011)	(1,105,324)
PEO | Lee M. Shavel [Member] | Deduction For SCT Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(199,915)	3,592,043	3,784,765	1,401,841	2,713,744
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,263,259	2,435,580	2,513,010	2,821,246	2,587,735
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,166,605)	608,136	947,600	(835,414)	551,657
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(296,569)	548,328	324,155	(583,991)	(425,648)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Total Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,988,487)	(1,921,406)	(1,637,499)	(2,988,488)	(2,003,667)
Non-PEO NEO | Deduction For SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,589,919)	(1,534,981)	(1,309,988)	(2,690,771)	(1,520,386)
Non-PEO NEO | Deduction For SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(397,587)	(383,749)	(327,511)	(297,717)	(425,107)
Non-PEO NEO | Deduction For SCT Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (982)	$ (2,677)	$ 0	$ 0	$ (58,174)